Consolidated Statements of Comprehensive Income - MXN ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net sales		$ 34,171,201	$ 35,678,253	$ 28,700,450
Cost of sales		(30,067,141)	(30,563,315)	(23,994,526)
Gross profit		4,104,060	5,114,938	4,705,924
Administrative expenses		(1,637,425)	(1,080,012)	(1,238,943)
Other (expense) income, net		(136,582)	15,052	6,934
Interest income		145,995	312,821	252,291
Interest expense		(55,049)	(16,511)	(54,404)
Foreign exchange loss, net		(784,583)	(146,896)	(654,362)
Income before income taxes		1,636,416	4,199,392	3,017,440
Income taxes	[1]	(3,276,274)	(752,462)	(1,122,809)
Net (loss) income for the year		(1,639,858)	3,446,930	1,894,631
Comprehensive (loss) income for the year:
Translation effects of foreign subsidiaries		(1,103,310)	(615,167)	(529,905)
Total other comprehensive income (loss) for the year, net of income taxes		(1,103,310)	(615,167)	(529,905)
Comprehensive (loss) income for the year, net of tax		(2,743,168)	2,831,763	1,364,726
Net (loss) income attributable to:
Controlling interest		(1,635,909)	3,653,347	1,894,776
Non-controlling interest		(3,949)	(206,417)	(145)
Net (loss) income for the year		(1,639,858)	3,446,930	1,894,631
Comprehensive (loss) income attributable to:
Controlling interest		(3,091,337)	3,046,560	1,368,112
Non-controlling interest		(348,169)	(214,797)	(3,386)
Comprehensive (loss) income for the year, net of tax		$ (2,743,168)	$ 2,831,763	$ 1,364,726
(Loss) income per share:
Weighted average shares outstanding (in thousands of shares)		465,069	489,537	493,918
(Loss) income income per share (controlling interest) (Mexican pesos)		$ (3.52)	$ 7.46	$ 3.84

[1]	For the purpose of determining the effective tax rate, the payments corresponding to taxes from previous years and expenses that were paid by various group companies derived from repair agreements during the 2019 fiscal year were not considered within the income tax expense.